Financial instruments - additional information - Derivatives and hedging (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Net investment hedge | Subordinated capital securities
Derivatives and hedging
Notional amount	$ 3,700	$ 3,700
Foreign exchange gain (loss) recognised in shareholders' equity	$ (150)	$ (266)
Effectiveness of hedging	100.00%
Cash flow hedges
Derivatives and hedging
Notional amount	$ 0
Fair value hedges
Derivatives and hedging
Notional amount	$ 0